Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Annual Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital lease payments 2021	$ 18,267
Capital lease payments 2022	18,267
Capital lease payments 2023	18,267
Capital lease payments 2024	37,157
Capital lease payments 2025	13,376
Capital lease payments 2026 and thereafter	33,344
Total	138,678
Less: Amount of interest (Leonidio and Kyparissia)	(5,143)
Total lease payments	133,535
Less: Financing costs, net	(674)
Total lease payments, net	$ 132,861	$ 136,735